Convertible Debentures - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands						12 Months Ended
	May 28, 2024 CAD ($) lb shares	May 28, 2024 USD ($) lb $ / shares shares	Sep. 28, 2023 CAD ($) shares	Sep. 22, 2023 CAD ($) shares	Sep. 22, 2023 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Sep. 28, 2023 USD ($)	Sep. 28, 2023 $ / shares	Dec. 31, 2022
Convertible debentures [line items]
Interest rate						9.00%
Aggregate Principal Amount Of Material Issuance		$ 250,000
Mining assets [member]
Convertible debentures [line items]
Purchase of Uranium | lb	2,702,411	2,702,411
Purchase of mining assets	$ 341,150	$ 250,000
2020 Debentures [member]
Convertible debentures [line items]
Debentures increased								$ 15,000
Interest rate										7.50%
Convertible debentures term			May 27, 2025
Shares issued on conversion of convertible debentures | shares			8,663,461
Stock issued during period related to accrued and unpaid interest | shares			19,522
Loss on conversion reclassified to accumulated deficit			$ 361
Closing share price | $ / shares									$ 8.4
2023 Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures				$ 148,145	$ 110,000
Establishment fee, percent				3.00%	3.00%
Establishment fee	$ 10,235			$ 4,443	$ 3,300
Establishment fee (shares) | shares	909,090	909,090		634,615	634,615
Fair value on the issue date				$ 143,702	$ 106,700
Convertible debentures face value					$ 110,000
Convertible debentures term						3.7 years	4.7 years
Debt instrument convertible maximum shares issuable on conversion of debt | shares				16,272,189	16,272,189
Debt instrument conversion price per share | $ / shares					$ 6.76
Convertible debentures [member]
Convertible debentures [line items]
Comprehensive income (loss)						$ 15,236	$ (1,432)
Debentures increased						455,783	158,478
Gains (losses) recognised in profit or loss, fair value measurement, liabilities						18,375	(48,745)
Mark-to-market loss on convertible debentures (Note 9)						33,611	(50,177)
Interest expense on convertible debentures						32,497	6,098
Accrued interest on debenture payable						$ 2,719	$ 765
2024 Debentures [member]
Convertible debentures [line items]
Convertible debentures term	5.0 years	5.0 years				4.4 years
Fair value of debenture issuance	$ 330,916	$ 242,500
Issuance of common shares for debenture holder | shares	909,090	909,090
Establishment fee	$ 10,235	$ 7,500
Percentage of establishment fee	3.00%	3.00%
Aggregate Principal Amount Of Material Issuance		$ 250,000
Debt instrument convertible maximum shares issuable on conversion of debt | shares	23,299,161	23,299,161
Debt instrument conversion price per share | $ / shares		$ 10.73
2024 Debentures [member] | Mining assets [member]
Convertible debentures [line items]
Purchase of Uranium | lb	2,702,411	2,702,411
Purchase of mining assets		$ 250,000